Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	BNY Mellon Advantage Funds, Inc.
Entity Central Index Key	0000914775
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 23, 2024
Document Effective Date	Mar. 01, 2024
Prospectus Date	Mar. 01, 2024
BNY Mellon Dynamic Total Return Fund | Class Y
Prospectus:
Trading Symbol	AVGYX
BNY Mellon Dynamic Total Return Fund | Class A
Prospectus:
Trading Symbol	AVGAX
BNY Mellon Dynamic Total Return Fund | Class C
Prospectus:
Trading Symbol	AVGCX
BNY Mellon Dynamic Total Return Fund | Class I
Prospectus:
Trading Symbol	AVGRX
BNY Mellon Global Dynamic Bond Income Fund | Class A
Prospectus:
Trading Symbol	DGDAX
BNY Mellon Global Dynamic Bond Income Fund | Class C
Prospectus:
Trading Symbol	DGDCX
BNY Mellon Global Dynamic Bond Income Fund | Class I
Prospectus:
Trading Symbol	DGDIX
BNY Mellon Global Dynamic Bond Income Fund | Class Y
Prospectus:
Trading Symbol	DGDYX
BNY Mellon Global Real Return Fund | Class A
Prospectus:
Trading Symbol	DRRAX
BNY Mellon Global Real Return Fund | Class C
Prospectus:
Trading Symbol	DRRCX
BNY Mellon Global Real Return Fund | Class I
Prospectus:
Trading Symbol	DRRIX
BNY Mellon Global Real Return Fund | Class Y
Prospectus:
Trading Symbol	DRRYX